Restricted Net Asset Parent Only Financial Information (Details Textual) ¥ in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares shares
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000		1,000,000,000
Common Stock, Shares, Issued	187,490,478		187,490,478
Common Stock, Shares, Outstanding	181,763,770		181,763,770
Treasury Stock, Shares	5,726,708		5,726,708
Percentage Of Net After Tax Income To Be Set Aside Prior To Dividend	10.00%
Net Assets Restricted To Transfer Percent Of Total Consolidated Net Assets	202.00%
Yingli Green Energy Parent Company [Member]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000		1,000,000,000
Common Stock, Shares, Issued	187,490,478		187,490,478
Common Stock, Shares, Outstanding	181,763,770		181,763,770
Treasury Stock, Shares	5,726,708		5,726,708
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries | ¥	¥ 9,493